UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Government Money Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Government Money Fund

Investor Class (PRRXX)

This semi-annual shareholder report contains important information about Government Money Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Fund - Investor Class	$17	0.33%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,884,057
Number of Portfolio Holdings	96

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Repurchase Agreement	45.7%
U.S. Treasury Debt	37.8
U.S. Government Agency Debt	14.9
U.S. Treasury Repurchase Agreement	1.3
Short-Term and Other	0.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	19.4%
U.S. Treasury Notes	18.5
BNY Mellon	16.7
Federal Home Loan Banks	7.8
RBC Dominion Securities	7.3
Federal Farm Credit Banks	5.7
JPMorgan Chase	4.0
Canadian Imperial Bank	2.9
Goldman Sachs	2.7
Wells Fargo	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F44-053 1/26

Government Money Fund

Investor Class (PRRXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Government Money Fund

I Class (TTGXX)

This semi-annual shareholder report contains important information about Government Money Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Fund - I Class	$11	0.21%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,884,057
Number of Portfolio Holdings	96

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Repurchase Agreement	45.7%
U.S. Treasury Debt	37.8
U.S. Government Agency Debt	14.9
U.S. Treasury Repurchase Agreement	1.3
Short-Term and Other	0.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	19.4%
U.S. Treasury Notes	18.5
BNY Mellon	16.7
Federal Home Loan Banks	7.8
RBC Dominion Securities	7.3
Federal Farm Credit Banks	5.7
JPMorgan Chase	4.0
Canadian Imperial Bank	2.9
Goldman Sachs	2.7
Wells Fargo	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F1094-053 1/26

Government Money Fund

I Class (TTGXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRRXX Government Money
Fund
TTGXX Government Money
Fund–
.
I Class

T. ROWE PRICE Government Money Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.02 0.04 0.05 0.03 —
(3)(4)
—
(3)(4)
Net realized and
unrealized gain/
loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment
activities 0.02 0.04 0.05 0.03 —
(3)
—
(3)
Distributions
Net investment
income (0.02) (0.04) (0.05) (0.03) —
(3)
—
(3)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Government Money Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(5)
1.98% 4.56% 5.19% 3.23% 0.04%
(4)
0.01%
(4)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.33%
(6)
0.32% 0.32% 0.32% 0.31% 0.38%
Net expenses
after waivers/
payments by
Price Associates 0.33%
(6)
0.32% 0.32% 0.32% 0.11%
(4)
0.14%
(4)
Net investment
income 3.93%
(6)
4.48% 5.04% 3.17% 0.03%
(4)
0.01%
(4)
Net assets, end of
period (in millions) $9,786 $8,797 $8,391 $7,834 $7,776 $10,228
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.20% and 0.20% of average net assets) for the years ended 5/31/22 and
5/31/21, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Government Money Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.02 0.05 0.05 0.03 —
(3)(4)
—
(3)(4)
Net realized and
unrealized gain/
loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment
activities 0.02 0.05 0.05 0.03 —
(3)
—
(3)
Distributions
Net investment
income (0.02) (0.05) (0.05) (0.03) —
(3)
—
(3)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1 .00 $ 1.00

T. ROWE PRICE Government Money Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(5)
2.04% 4.68% 5.31% 3.34% 0.06%
(4)
0.01%
(4)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.21%
(6)
0.21% 0.21% 0.21% 0.20% 0.28%
Net expenses
after waivers/
payments by
Price Associates 0.21%
(6)
0.21% 0.21% 0.21% 0.13%
(4)
0.14%
(4)
Net investment
income 4.06%
(6)
4.57% 5.16% 3.36% 0.12%
(4)
0.01%
(4)
Net assets, end of
period (in millions) $4,098 $3,970 $3,122 $2,730 $2,091 $563
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.07% and 0.11% of average net assets) for the years ended 5/31/22 and
5/31/21, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Government Money Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY DEBT 14.9%
Federal Farm Credit Banks, 3.75%, 4/13/26  8,750 8,747
Federal Farm Credit Banks, 3.80%, 2/10/26  20,000 19,850
Federal Farm Credit Banks, 3.95%, 7/27/26  20,000 19,478
Federal Farm Credit Banks, FRN, 3M UST + 0.165%, 3.945%,
7/30/27  50,000 50,000
Federal Farm Credit Banks, FRN, 3M UST + 0.20%, 3.96%,
11/5/27  30,000 30,000
Federal Farm Credit Banks, FRN, FFER + 0.14%, 4.02%,
8/12/26  49,000 48,998
Federal Farm Credit Banks, FRN, SOFR + 0.09%, 4.14%,
8/17/26  90,000 90,000
Federal Farm Credit Banks, FRN, SOFR + 0.12%, 4.17%,
7/10/26  75,000 75,015
Federal Farm Credit Banks, FRN, SOFR + 0.125%, 4.175%,
7/9/26  35,000 35,000
Federal Farm Credit Banks, FRN, SOFR + 0.125%, 4.175%,
4/16/27  75,000 75,000
Federal Farm Credit Banks, FRN, SOFR + 0.13%, 4.18%,
4/23/27  30,000 30,000
Federal Farm Credit Banks, FRN, SOFR + 0.135%, 4.185%,
10/21/26  30,000 30,000
Federal Farm Credit Banks, FRN, SOFR + 0.135%, 4.185%,
11/23/26  15,000 15,000
Federal Farm Credit Banks, FRN, SOFR + 0.14%, 4.19%,
9/3/26  20,000 20,000
Federal Farm Credit Banks, FRN, SOFR + 0.14%, 4.19%,
10/9/26  20,000 20,000
Federal Farm Credit Banks, FRN, SOFR + 0.14%, 4.19%,
10/23/26  20,000 20,000
Federal Farm Credit Banks, FRN, SOFR + 0.14%, 4.19%,
11/20/26  30,000 30,000
Federal Farm Credit Banks, FRN, SOFR + 0.14%, 4.19%,
11/25/26  13,000 13,000
Federal Farm Credit Banks, FRN, SOFR + 0.14%, 4.19%,
12/2/26  25,000 25,000
Federal Farm Credit Banks, FRN, SOFR + 0.15%, 4.20%,
9/3/26  20,000 20,000
Federal Farm Credit Banks, FRN, SOFR + 0.15%, 4.20%,
11/27/26  15,000 15,000
Federal Farm Credit Banks, FRN, SOFR + 0.16%, 4.21%,
10/1/26  50,000 50,000
Federal Farm Credit Banks, FRN, SOFR + 0.16%, 4.21%,
10/2/26  30,000 30,000

T. ROWE PRICE Government Money Fund

Par $ Value
(Amounts in 000s)
Federal Farm Credit Banks, FRN, SOFR + 0.16%, 4.21%,
11/13/26  18,600 18,600
Federal Home Loan Banks, 3.76%, 2/23/26  200,000 198,245
Federal Home Loan Banks, 3.78%, 1/22/26  175,000 174,044
Federal Home Loan Banks, 3.80%, 1/30/26  100,000 99,367
Federal Home Loan Banks, 3.875%, 2/26/26  140,000 139,911
Federal Home Loan Banks, FRN, SOFR + 0.11%, 4.16%,
4/10/26  52,000 51,998
Federal Home Loan Banks, FRN, SOFR + 0.17%, 4.22%,
4/28/27  20,000 20,000
Federal Home Loan Banks, FRN, SOFR + 0.17%, 4.22%,
9/22/27  35,000 35,000
Federal Home Loan Banks, FRN, SOFR + 0.175%, 4.225%,
10/22/27  30,000 30,000
Federal Home Loan Banks, FRN, SOFR + 0.175%, 4.225%,
10/28/27  75,000 75,000
Federal Home Loan Banks, FRN, SOFR + 0.18%, 4.23%,
9/21/27  50,000 50,000
Federal Home Loan Banks, FRN, SOFR + 0.18%, 4.23%,
10/1/27  75,000 75,000
Federal Home Loan Banks, FRN, SOFR + 0.18%, 4.23%,
10/5/27  30,000 30,000
Federal Home Loan Banks, FRN, SOFR + 0.18%, 4.23%,
10/7/27  30,000 30,000
Federal Home Loan Banks, FRN, SOFR + 0.18%, 4.23%,
10/15/27  30,000 30,000
Federal Home Loan Banks, FRN, SOFR + 0.19%, 4.24%,
12/18/26  40,000 40,000
Federal Home Loan Mortgage, FRN, SOFR + 0.08%, 4.13%,
1/8/27  75,000 75,000
Federal Home Loan Mortgage, FRN, SOFR + 0.14%, 4.19%,
10/16/26  14,000 14,000
Federal Home Loan Mortgage, FRN, SOFR + 0.14%, 4.19%,
9/22/27  35,000 35,000
Federal National Mortgage Assn., FRN, SOFR + 0.14%,
4.19%, 9/11/26  22,000 22,000
Federal National Mortgage Assn., FRN, SOFR + 0.14%,
4.19%, 11/20/26  47,000 47,000
Federal National Mortgage Assn., FRN, SOFR + 0.14%,
4.19%, 12/11/26  10,000 10,000
Total U.S. Government Agency Debt (Cost $2,070,253) 2,070,253

T. ROWE PRICE Government Money Fund

Par $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 45.7%(1)
Bank of America, Tri-Party, Dated 11/28/25, 4.09%, Delivery
Value of $116,040 on 12/1/25, Collateralized by U.S.
Government securities, 2.00% - 6.50%, 9/1/33 - 11/1/55,
valued at $118,320  116,000 116,000
Bank of Montreal, Tri-Party, Dated 11/28/25, 4.08%, Delivery
Value of $116,039 on 12/1/25, Collateralized by U.S.
Government securities, 2.60% - 7.00%, 11/20/53 - 2/15/67,
valued at $118,320  116,000 116,000
BMO Capital Markets, Tri-Party, Dated 11/28/25, 4.08%,
Delivery Value of $87,030 on 12/1/25, Collateralized by U.S.
Government securities, 1.38% - 2.13%, 7/15/33 - 1/15/35,
valued at $88,740  87,000 87,000
BNY Mellon, Bilateral, Dated 11/28/25, 4.09%, Delivery Value
of $2,319,790 on 12/1/25, Collateralized by U.S. Government
securities, 1.50% - 8.50%, 7/1/26 - 11/1/55, valued at
$2,365,380  2,319,000 2,319,000
Canadian Imperial Bank, Tri-Party, Dated 11/28/25, 4.12%,
Delivery Value of $406,139 on 12/1/25, Collateralized by
U.S. Government securities, 1.50% - 7.00%, 11/1/28 - 9/1/61, valued at $414,120  406,000 406,000
Citigroup Global Markets, Tri-Party, Dated 11/24/25, 3.96%,
Delivery Value of $114,088 on 12/1/25, Collateralized by U.S.
Government securities, 4.13% - 4.50%, 7/15/26 - 10/31/31,
valued at $116,280  114,000 114,000
Citigroup Global Markets, Tri-Party, Dated 11/28/25, 4.09%,
Delivery Value of $145,049 on 12/1/25, Collateralized by U.S.
Government securities, 3.88% - 4.00%, 7/31/29 - 8/15/34,
valued at $147,900  145,000 145,000
Credit Agricole, Tri-Party, Dated 11/28/25, 4.09%, Delivery
Value of $253,026 on 12/1/25, Collateralized by U.S.
Government securities, 0.13% - 7.00%, 12/31/25 - 9/20/53,
valued at $257,999  252,940 252,940
Goldman Sachs, Tri-Party, Dated 11/26/25, 4.03%, Delivery
Value of $226,177 on 12/3/25, Collateralized by U.S.
Government securities, 0.00% - 6.50%, 3/17/26 - 10/15/57,
valued at $230,520  226,000 226,000
Goldman Sachs, Tri-Party, Dated 11/28/25, 4.09%, Delivery
Value of $145,049 on 12/1/25, Collateralized by U.S.
Government securities, 0.00% - 7.50%, 5/1/26 - 2/1/52, valued at $147,900  145,000 145,000

T. ROWE PRICE Government Money Fund

Par $ Value
(Amounts in 000s)
HSBC Securities, Tri-Party, Dated 11/28/25, 4.09%, Delivery
Value of $174,059 on 12/1/25, Collateralized by U.S.
Government securities, 1.76% - 7.00%, 5/1/28 - 11/1/55,
valued at $177,480  174,000 174,000
JPMorgan Chase, Tri-Party, Dated 11/28/25, 4.09%, Delivery
Value of $554,189 on 12/1/25, Collateralized by U.S.
Government securities, 2.00% - 7.50%, 2/1/31 - 4/1/59, valued at $565,080  554,000 554,000
RBC Dominion Securities, Tri-Party, Dated 11/28/25, 4.09%,
Delivery Value of $1,015,346 on 12/1/25, Collateralized by
U.S. Government securities, 0.00% - 7.50%, 1/2/26 - 3/1/57,
valued at $1,035,300  1,015,000 1,015,000
Royal Bank of Canada, Tri-Party, Dated 11/28/25, 4.09%,
Delivery Value of $290,099 on 12/1/25, Collateralized by U.S.
Government securities, 3.38% - 6.75%, 8/15/26 - 11/15/48,
valued at $295,800  290,000 290,000
Toronto-Dominion Bank, Tri-Party, Dated 11/28/25, 4.06%,
Delivery Value of $87,068,682 on 12/5/25, Collateralized by
U.S. Government securities, 4.00% - 6.50%, 7/20/53 - 6/20/54, valued at $88,740  87,000 87,000
Wells Fargo, Tri-Party, Dated 11/28/25, 4.09%, Delivery
Value of $290,230,631 on 12/5/25, Collateralized by U.S.
Government securities, 2.00% - 7.00%, 3/1/26 - 12/1/55,
valued at $295,800  290,000 290,000
Total U.S. Government Agency Repurchase Agreement (Cost $6,336,940) 6,336,940
U.S. TREASURY DEBT 37.8%
U.S. Treasury Bills, 2.817%, 12/11/25  265,750 265,460
U.S. Treasury Bills, 3.768%, 5/21/26  225,000 221,048
U.S. Treasury Bills, 3.794%, 3/24/26  100,000 98,824
U.S. Treasury Bills, 3.81%, 3/17/26  575,000 568,630
U.S. Treasury Bills, 3.824%, 3/3/26  135,000 133,697
U.S. Treasury Bills, 3.838%, 2/10/26  150,000 148,879
U.S. Treasury Bills, 3.857%, 2/17/26  150,000 148,762
U.S. Treasury Bills, 3.889%, 1/13/26  325,000 323,509
U.S. Treasury Bills, 3.974%, 12/9/25  184,250 184,088
U.S. Treasury Bills, 4.007%, 12/30/25  200,000 199,363
U.S. Treasury Bills, 4.093%, 12/23/25  400,000 399,013
U.S. Treasury Notes, 0.375%, 12/31/25  85,000 84,739
U.S. Treasury Notes, 0.375%, 1/31/26  90,000 89,437
U.S. Treasury Notes, 0.50%, 2/28/26  116,000 114,976
U.S. Treasury Notes, 0.75%, 3/31/26  190,000 187,990
U.S. Treasury Notes, 0.75%, 5/31/26  100,000 98,381
U.S. Treasury Notes, 0.875%, 6/30/26  40,000 39,269

T. ROWE PRICE Government Money Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
U.S. Treasury Notes, 1.625%, 2/15/26  95,000 94,492
U.S. Treasury Notes, 2.50%, 2/28/26  60,000 59,749
U.S. Treasury Notes, 2.625%, 12/31/25  50,000 49,935
U.S. Treasury Notes, 2.625%, 1/31/26  30,000 29,922
U.S. Treasury Notes, 3.625%, 5/15/26  136,000 135,749
U.S. Treasury Notes, 3.75%, 8/31/26  225,000 224,440
U.S. Treasury Notes, 4.00%, 2/15/26  105,000 104,943
U.S. Treasury Notes, 4.25%, 1/31/26  30,000 29,997
U.S. Treasury Notes, 4.375%, 7/31/26  60,000 60,100
U.S. Treasury Notes, 4.50%, 3/31/26  135,000 135,169
U.S. Treasury Notes, 4.625%, 2/28/26  76,000 76,072
U.S. Treasury Notes, 4.625%, 3/15/26  127,000 127,110
U.S. Treasury Notes, 4.625%, 6/30/26  208,000 208,569
U.S. Treasury Notes, FRN, 3M UST + 0.15%, 3.93%, 4/30/26  225,000 224,993
U.S. Treasury Notes, FRN, 3M UST + 0.159%, 3.939%,
7/31/27  150,000 150,000
U.S. Treasury Notes, FRN, 3M UST + 0.182%, 3.962%,
7/31/26  170,000 170,000
U.S. Treasury Notes, FRN, 3M UST + 0.245%, 4.025%,
1/31/26  66,000 66,003
Total U.S. Treasury Debt (Cost $5,253,308) 5,253,308
U.S. TREASURY REPURCHASE AGREEMENT 1.3%(1)
State Street, Bilateral, Dated 11/28/25, 4.08%, Delivery Value
of $175,060 on 12/1/25, Collateralized by U.S. Government
securities, 0.00%, 11/27/26, valued at $178,500  175,000 175,000
Total U.S. Treasury Repurchase Agreement (Cost $175,000) 175,000
Total Investments in Securities
 99.7% of Net Assets (Cost $13,835,501) $ 13,835,501
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at
$6,642,179 at November 30, 2025.
3M UST Three month U.S. Treasury bill yield
FFER U.S. Federal Funds Effective Rate
FRN Floating Rate Note
SOFR Secured overnight financing rate

T. ROWE PRICE Government Money Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $13,835,501) $ 13,835,501
Receivable for shares sold 42,992
Interest receivable 28,506
Cash 4
Other assets 122
Total assets 13,907,125
Liabilities
Payable for shares redeemed 16,665
Investment management fees payable 2,071
Due to affiliates 1,407
Payable to directors 7
Other liabilities 2,918
Total liabilities 23,068
NET ASSETS $ 13,884,057
Net Assets Consist of:
Total distributable earnings (loss) $ 489
Paid-in capital applicable to 13,883,390,576 shares of $0.01 par value capital stock outstanding; 30,000,000,000 shares
authorized 13,883,568
NET ASSETS $ 13,884,057
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $9,786,101; Shares outstanding:
9,785,635,749) $ 1.00
I Class
(Net assets: $4,097,956; Shares outstanding:
4,097,754,827) $ 1.00

T. ROWE PRICE Government Money Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 287,060
Other 8
Total income 287,068
Expenses
Investment management 12,106
Shareholder servicing
Investor Class $ 6,747
I Class 486 7,233
Prospectus and shareholder reports
Investor Class 87
I Class 7 94
Registration 301
Custody and accounting 205
Directors 21
Legal and audit 16
Miscellaneous 18
Total expenses 19,994
Net investment income 267,074
Realized Gain / Loss –
Net realized gain on securities 93
INCREASE IN NET ASSETS FROM OPERATIONS $ 267,167

T. ROWE PRICE Government Money Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 267,074 $ 556,972
Net realized gain 93 99
Increase in net assets from operations 267,167 557,071
Distributions to shareholders
Net earnings
Investor Class (183,867) (394,407)
I Class (83,207) (162,565)
Decrease in net assets from distributions (267,074) (556,972)
Capital share transactions
*
Shares sold
Investor Class 5,709,173 11,641,277
I Class 34,350,525 35,114,426
Distributions reinvested
Investor Class 176,069 381,540
I Class 73,099 147,765
Shares redeemed
Investor Class (4,896,559) (11,616,134)
I Class (34,295,404) (34,414,597)
Increase in net assets from capital share
transactions 1,116,903 1,254,277
Net Assets
Increase during period 1,116,996 1,254,376
Beginning of period 12,767,061 11,512,685
End of period $ 13,884,057 $ 12,767,061
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Government Money Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Government Money Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Government
Money Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions. The fund has two classes of shares: the
Government Money Fund, Inc. (Investor Class) and the Government Money
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Government Money Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed normally at 5 p.m. Eastern time, each day the New York
Stock Exchange (NYSE) is open for business. However, if the NYSE closes early, the NAV per share may be calculated as of the time that the NYSE closes. Purchases and redemptions of fund shares are transacted at the next-
computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors

T. ROWE PRICE Government Money Fund

and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On November 30, 2025, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

T. ROWE PRICE Government Money Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe Price Associates, Inc.’s
approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $13,835,501,000.

T. ROWE PRICE Government Money Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.18% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Government Money Fund

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2025, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2025, expenses incurred pursuant to these service agreements were $59,000 for Price Associates; $5,553,000 for T. Rowe Price Services, Inc.;
and $561,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 3,393,172,663 shares of the Investor Class, representing
35% of the Investor Class's net assets, and 45,500,500 shares of the I Class, representing 1% of the I Class's net assets.
Investor
Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Government Money Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Government Money Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F44-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)  A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Government Money Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026